Financial liabilities - Summary of Changes in Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	€ 6,730	€ 4,872
Non-current financial liabilities	43,988	44,107
Total financial liabilities	50,718	48,979
Lease liabilities
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	714	1,197
Non-current financial liabilities	4,851	4,991
Conditional advances
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	500	500
Non-current financial liabilities	2,768	2,975
PGE | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	208	141
Non-current financial liabilities	9,927	9,922
EIB loan | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	5,308	3,033
Non-current financial liabilities	€ 26,441	€ 26,218